Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2019
Disclosure of internal credit grades [line items]
ECL allowance	$ 24			$ 24		$ 23
Expected credit loss allowance on debt securities classified at amortized cost	16	$ 15	$ 1	16	$ 1	2
Residential mortgages	216,469			216,469		208,652
Business and government loans	138,496			138,496		125,798
Customers' liability under acceptances	9,689			9,689		9,167
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	9,689			9,689		9,167
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	14	$ 13	$ 0	14	$ 0	0
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	939			939		751
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	25			25		25
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	32			32		60
Business and government loans	$ 22,952			$ 22,952		$ 21,182